UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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OMB Number: 3235-0578
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21734

Registrant Name:	PIMCO Global StocksPLUS & Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	March 31, 2008

Date of Reporting Period:	December 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—66.9%
	Fannie Mae,
$1,071	5.50%, 11/1/34, MBS	Aaa/AAA	$1,070,925
1,166	5.50%, 1/1/35, MBS	Aaa/AAA	1,165,626
33,500	5.50%, TBA, MBS (e)	Aaa/AAA	33,463,351
7,981	6.00%, 3/1/30, MBS (j)	Aaa/AAA	8,136,990
6,846	6.00%, 5/25/31, CMO (j)	Aaa/AAA	6,936,566
1,712	6.50%, 2/1/30, MBS	Aaa/AAA	1,771,666
13	6.50%, 6/1/31, MBS	Aaa/AAA	13,118
176	6.50%, 9/1/31, MBS	Aaa/AAA	181,227
339	6.50%, 11/1/31, MBS	Aaa/AAA	348,104
568	6.50%, 7/1/32, MBS	Aaa/AAA	583,562
739	6.50%, 9/1/32, MBS	Aaa/AAA	756,392
812	6.50%, 2/25/33, CMO	Aaa/AAA	851,178
186	6.50%, 10/1/33, MBS	Aaa/AAA	192,170
547	6.50%, 12/1/33, MBS	Aaa/AAA	561,896
384	6.692%, 11/1/28, FRN, MBS	Aaa/AAA	396,123
1,114	6.95%, 8/25/21, CMO	Aaa/AAA	1,171,993
780	7.00%, 8/25/21, CMO	Aaa/AAA	829,710
960	7.00%, 9/25/21, CMO	Aaa/AAA	1,020,942
179	7.00%, 12/25/23, CMO	Aaa/AAA	195,995
1,120	7.00%, 11/1/24, MBS	Aaa/AAA	1,175,791
369	7.00%, 2/1/31, MBS	Aaa/AAA	384,413
197	7.00%, 6/25/32, CMO	Aaa/AAA	208,350
64	7.00%, 1/25/48, CMO	Aaa/AAA	68,185
98	7.50%, 7/25/22, CMO	Aaa/AAA	105,805
123	7.50%, 6/1/32, MBS	Aaa/AAA	127,871
28	7.50%, 10/1/32, MBS	Aaa/AAA	29,499
250	8.00%, 3/25/21, CMO	Aaa/AAA	271,488
4,127	8.00%, 8/1/32, MBS	Aaa/AAA	4,424,942
47	8.50%, 1/25/25, CMO	Aaa/AAA	50,364
	Fannie Mae Whole Loan,
105	6.50%, 6/25/28, CMO	Aaa/AAA	109,969
1,899	7.50%, 2/25/42, CMO, VRN	Aaa/AAA	2,013,040
114	7.80%, 6/25/26, ABS, VRN	Aaa/AAA	120,296
361	10.244%, 12/25/42, CMO, VRN	Aaa/AAA	396,129
4,000	Federal Home Loan Bank, zero coupon, 2/27/12, FRN	Aaa/AAA	3,932,520
	Freddie Mac, Structured Pass Through Securities, CMO,
137	6.50%, 7/25/43	Aaa/AAA	141,139
1,989	7.00%, 7/25/32, VRN	Aaa/AAA	2,094,251
	Freddie Mac,
89	4.50%, 11/15/25, CMO	Aaa/AAA	88,300
2,000	5.50%, TBA, MBS (e)	Aaa/AAA	1,995,938
2,806	6.00%, 5/1/30, MBS	Aaa/AAA	2,866,611
16,000	6.00%, TBA, MBS (e)	Aaa/AAA	16,237,504
2,000	6.50%, 10/15/23, CMO	Aaa/AAA	2,090,182
818	6.50%, 4/15/24, CMO	Aaa/AAA	856,622
3,148	6.50%, 6/15/31, CMO	Aaa/AAA	3,258,682
3,302	6.50%, 8/15/31, CMO	Aaa/AAA	3,401,698

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

$4,820	6.50%, 2/15/32, CMO	Aaa/AAA	$5,045,741
949	6.50%, 2/1/34, MBS	Aaa/AAA	975,633
348	6.50%, 3/1/34, MBS	Aaa/AAA	356,698
566	6.50%, 5/1/34, MBS	Aaa/AAA	582,177
3,138	6.50%, 7/1/34, MBS	Aaa/AAA	3,226,507
284	6.50%, 8/1/34, MBS	Aaa/AAA	291,032
364	6.50%, 11/1/34, MBS	Aaa/AAA	372,966
5,458	6.50%, 4/1/35, MBS (j)	Aaa/AAA	5,636,084
11,019	6.50%, 2/1/36, MBS (j)	Aaa/AAA	11,358,594
11,000	6.50%, TBA, MBS (e)	Aaa/AAA	11,307,659
691	6.95%, 7/15/21, CMO	Aaa/AAA	689,264
273	7.00%, 5/15/21, CMO	Aaa/AAA	290,545
107	7.00%, 12/15/21, CMO	Aaa/AAA	112,754
41	7.00%, 8/15/23, CMO	Aaa/AAA	42,678
100	7.00%, 6/15/29, CMO	Aaa/AAA	106,678
5,473	7.00%, 6/15/31, CMO (j)	Aaa/AAA	5,711,022
2,929	7.00%, 8/1/36, MBS	Aaa/AAA	3,015,734
1,159	7.375%, 8/25/22, CMO, FRN (b)	Aaa/AAA	1,246,993
37	7.50%, 2/15/23, CMO	Aaa/AAA	37,360
1,071	7.50%, 9/15/30, CMO	Aaa/AAA	1,075,152
39	7.50%, 1/15/31, CMO	Aaa/AAA	40,517
131	8.00%, 3/15/23, CMO	Aaa/AAA	130,326
574	8.50%, 5/17/10, MBS	Aaa/AAA	588,965
24	9.50%, 4/15/20, CMO	Aaa/AAA	25,529

	Total U.S. Government Agency Securities (cost—$157,787,818)		158,363,731

CORPORATE BONDS & NOTES—23.6%
Airlines—3.1%
2,500	American Airlines, Inc., 6.817%, 11/23/12	Ba1/BB+	2,425,507
1,454	Continental Airlines, Inc., 8.048%, 5/1/22	Baa2/BBB+	1,549,069
	United Air Lines, Inc.,
960	6.201%, 3/1/10	Ba2/BBB	954,823
2,500	6.636%, 1/2/24	Baa2/BBB	2,453,000

			7,382,399

Automotive—0.4%
1,000	Tenneco Automotive, Inc., 8.625%, 11/15/14	B3/B	987,500

Banking—0.7%
1,500	UBS AG, 5.875%, 12/20/17	Aaa/AA	1,513,393

Financial Services—9.5%
100	Ajax Re Ltd., 11.241%, 5/8/09, FRN (a)(b)(d)	NR/BB	100,455
£1,200	Argon Capital PLC, 8.162%, 10/5/12 (g)	Aa3/A	2,464,722
$2,700	C10 Capital SPV Ltd., 6.722%, 12/31/16 (g)	NR/BBB-	2,496,285
€4,600	General Electric Capital Corp., 4.625%, 9/15/66 (a)(d)	Aa1/AA+	6,022,032
	General Motors Acceptance Corp.,
$125	4.25%, 3/15/09	Ba3/BB+	114,750
2,000	6.00%, 12/15/11	Ba1/BB+	1,678,764
2,500	6.119%, 5/15/09, FRN	Ba1/BB+	2,329,360

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

$2,000	Osiris Capital PLC, 10.243%, 1/15/10, FRN (a)(b)(d)	Ba1/BB+	$2,025,047
5,000	Teco Finance, Inc., 6.75%, 5/1/15 (a)(b)(d)	Baa3/NR	5,225,000

			22,456,415

Healthcare & Hospitals—0.7%
	HCA, Inc.,
1,000	6.375%, 1/15/15	Caa1/B-	850,000
700	9.25%, 11/15/16	B2/BB-	736,750

			1,586,750

Insurance—0.4%
1,000	Foundation Re II Ltd., 11.655%, 11/26/10, FRN (a)(b)(d)	NR/BB+	1,036,692

Metals & Mining—1.3%
	Vale Overseas Ltd.,
1,250	6.25%, 1/11/16	Baa3/BBB	1,258,255
700	6.25%, 1/23/17	Baa3/BBB	705,674
1,000	6.875%, 11/21/36	Baa3/BBB	1,016,611

			2,980,540

Oil & Gas—1.9%
4,000	Gazprom AG, 9.625%, 3/1/13	A3/BBB	4,553,376

Paper/Paper Products—1.0%
	Georgia-Pacific Corp. (a)(d),
500	7.00%, 1/15/15	Ba3/B	488,750
2,000	7.125%, 1/15/17	Ba3/B	1,955,000

			2,443,750

Printing/Publishing—0.2%
500	RH Donnelley Corp., 8.875%, 1/15/16	B3/B	470,000

Retail—1.2%
2,868	CVS Pass-Through Trust, 5.88%, 1/10/28 (a)(b)(d)	Baa2/BBB+	2,778,851

Utilities—3.2%
2,000	Dynegy Holdings, Inc., 8.375%, 5/1/16	B2/B-	1,965,000
	Nevada Power Co.,
2,500	6.50%, 5/15/18	Baa3/BB+	2,572,048
3,000	6.65%, 4/1/36	Baa3/BB+	3,052,206

			7,589,254

	Total Corporate Bonds & Notes (cost—$56,600,658)		55,778,920

MORTGAGE-BACKED SECURITIES—14.9%
227	Bear Stearns Asset Backed Securities Trust, 5.00%, 1/25/34, CMO	Aaa/AAA	226,020
1,774	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (a)(d)(f)	NR/AA+	1,875,880

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

	Countrywide Alternative Loan Trust, CMO,
$159	5.265%, 3/25/34, FRN	Aaa/AAA	$156,176
343	6.25%, 9/25/34	Aaa/AAA	343,027
2,453	6.50%, 7/25/35	Aaa/AAA	2,231,368
	Countrywide Home Loans Mortgage Pass-Through Trust, CMO, FRN,
284	5.265%, 8/25/18	NR/AAA	281,903
453	5.325%, 9/25/34	Aaa/AAA	427,367
249	5.365%, 3/25/34	Aaa/NR	247,900
	First Horizon Mortgage Pass-Through Trust, CMO, FRN,
526	5.114%, 10/25/34	Aaa/NR	525,424
195	5.365%, 3/25/18	NR/AAA	194,342
2,029	6.213%, 2/25/36	Aaa/AAA	2,033,133
39	7.020%, 12/27/32	Aaa/AAA	39,050
353	First Republic Mortgage Loan Trust, 5.328%, 8/15/32, CMO, FRN	Aaa/AAA	350,448
2,910	GSMPS Mortgage Loan Trust, 7.00%, 6/25/43, CMO (a)(d)	NR/NR	3,000,809
	Harborview Mortgage Loan Trust, CMO, FRN,
44	5.235%, 3/19/35	Aaa/AAA	41,902
437	7.182%, 11/19/34	Aaa/AAA	432,274
¥139,552	JLOC 36 LLC, 1.188%, 2/16/16, CMO, FRN (a)(d)(f)	Aaa/AAA	1,250,595
$1,908	JPMorgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/AAA	1,930,005
3,371	MASTR Reperforming Loan Trust, 8.00%, 7/25/35, CMO	Aaa/AAA	3,459,463
1,000	Multi-Family Capital Access One, Inc.,
	8.837%, 1/15/24, CMO, VRN	NR/NR	1,047,110
	Nomura Asset Acceptance Corp., CMO,
92	5.255%, 10/25/34, FRN	Aaa/AAA	91,535
1,921	7.50%, 3/25/34 (a)(d)	Aaa/AAA	2,084,802
610	Provident Funding Mortgage Loan Trust, 4.034%, 4/25/34, CMO, VRN	Aaa/AAA	605,160
625	Residential Asset Securitization Trust, 5.315%, 2/25/34, CMO, FRN	NR/AAA	615,258
848	Residential Funding Mortgage Sec. I, 5.265%, 7/25/18, CMO, FRN	NR/AAA	844,596
46	SACO I, Inc., 7.00%, 8/25/36, CMO (a)(d)(f)	Aaa/NR	47,737
	Sequoia Mortgage Trust, CMO, FRN,
162	5.329%, 10/20/27	Aaa/AAA	154,699
171	5.349%, 10/20/27	Aaa/AAA	160,168
571	6.697%, 8/20/34	Aaa/AAA	560,987
39	6.919%, 9/20/32	Aaa/AAA	38,834
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
447	4.26%, 3/25/34, VRN	Aaa/AAA	443,849
823	6.062%, 5/25/35, FRN	Aaa/AAA	797,930
4,050	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (a)(d)	Aaa/AAA	4,433,583
	Washington Mutual, Inc., CMO,
570	3.423%, 5/25/33, VRN	Aaa/AAA	569,996
525	4.585%, 4/25/35, VRN	Aaa/AAA	520,716
20	6.188%, 6/25/42, FRN	Aaa/AAA	19,139
63	6.188%, 8/25/42, FRN	Aaa/AAA	60,425
100	6.537%, 1/25/33, VRN	Aaa/AAA	98,522
2,833	Washington Mutual, Inc., pass thru certificates, 6.50%, 11/25/18, CMO	NR/AAA	2,910,130
75	Wells Fargo MBS Trust, 3.54%, 9/25/34, CMO, FRN	Aaa/AAA	74,290

	Total Mortgage-Backed Securities (cost—$35,344,219)		35,226,552

ASSET-BACKED SECURITIES—12.2%
650	ACE Securities Corp., 8.115%, 4/25/35, FRN (a)(d)	Caa1/CCC	309,021
2,098	Aircraft Certificate Owner Trust, 6.455%, 9/20/22, (a)(d)	Aaa/AAA	2,170,551
1,150	Ameriquest Mortgage Securities, Inc., 8.665%, 2/25/33, FRN	Ba2/CCC	366,889

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

	Bear Stearns Asset Backed Securities Trust,
$2,628	5.819%, 7/25/36, VRN	Aaa/AAA	$2,528,168
1,241	5.865%, 8/25/37, FRN	Aaa/AAA	1,193,496
	Bear Stearns Second Lien Trust, ABS, FRN (a)(b)(d)
1,500	5.665%, 12/25/36	Aa1/BB+	852,189
1,000	7.365%, 12/25/36, Ser. B2	Baa2/B-	108,881
489	7.365%, 12/25/36, Ser. B3	Ba3/B-	49,288
1,600	7.365%, 12/25/36, Ser. B4	B1/CCC	124,987
33	Cendant Mortgage Corp., 5.989%, 7/25/43, VRN (a)(d)	NR/NR	32,691
2,000	Citibank Omni Master Trust, 5.00%, 12/23/13, FRN (a)(b)(d)(f)	Aaa/AAA	1,998,752
3	Countrywide Asset-Backed Certificates, 5.145%, 4/25/34, FRN	Aaa/AAA	2,506
	Countrywide Home Equity Loan Trust, FRN,
130	5.248%, 4/15/30	Aaa/AAA	127,321
77	5.248%, 1/15/34	Aaa/AAA	74,786
319	CS First Boston Mortgage Securities Corp., 7.215%, 8/25/32, FRN	Baa3/CCC	86,150
1,521	Denver Arena Trust, 6.94%, 11/15/19 (a)(d)	NR/NR	1,540,310
	Green Tree Financial Corp., VRN,
4,445	6.22%, 3/1/30	NR/BBB	4,647,649
1,197	6.53%, 4/1/30	Ba3/NR	1,195,357
2,798	6.53%, 2/1/31	NR/B-	2,452,180
2,627	6.81%, 12/1/27	Ba1/BBB	2,659,979
2,000	GSAMP Trust, 5.015%, 10/25/36, FRN (b)	Aaa/B	1,370,018
	Long Beach Mortgage Loan Trust, FRN,
856	6.29%, 3/25/32	Aa2/NR	784,044
859	7.258%, 3/25/32	Ba3/NR	285,853
350	Master Asset Backed Securities Trust, 5.293%, 3/25/35, FRN	Aa1/AA+	304,859
2,484	Oakwood Mortgage Investors, Inc., 6.34%, 4/15/29	Ba1/NR	2,313,334
1,185	Residential Asset Mortgage Products, Inc., 4.985%, 10/25/36, FRN	Aaa/AAA	1,153,710
2,400	TABS Ltd., 6.632%, 2/12/47, CDO, FRN (a)(d)(f)	Ca/CC	96,324
84	Wachovia Asset Securitization, Inc., 5.295%, 12/25/32, FRN	Aaa/AAA	82,998

	Total Asset-Backed Securities (cost—$32,207,109)		28,912,291

SENIOR LOANS (a)(c)—6.7%
Automotive Products—0.8%
1,980	Ford Motor Corp., 8.00%, 12/15/13, Term B		1,837,125

Commercial Products—0.3%
	Hertz Corp.,
111	4.91%, 12/21/12		108,996
35	6.75%, 12/21/12, Term B		33,989
340	6.89%, 12/21/12, Term B		333,417
243	6.92%, 12/21/12, Term B		238,404

			714,806

Computer Services—0.2%
489	SunGard Data Systems, Inc., 6.898%, 2/11/13		473,149

Entertainment—0.4%
493	MGM Studios, 8.108%, 4/8/12, Term B		457,577
	Warner Music Group, Inc., Term B,
127	7.015%, 2/28/11		121,252
90	7.093%, 2/28/11		86,649
35	7.151%, 2/28/11		33,391
233	7.541%, 2/28/11		223,367

			922,236

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

Financial Services—1.7%
$2,992	Chrysler Financial Corp., 9.00%, 8/3/12		$2,885,042
1,250	Shackleton Crean Event Management, 12.875%, 8/1/08 (b)		1,243,750

			4,128,792

Healthcare & Hospitals—2.0%
	DaVita, Inc., Term B,
144	6.23%, 10/5/12		139,126
156	6.23%, 10/5/12 (b)		151,029
75	6.35%, 10/5/12 (b)		72,456
358	6.35%, 10/5/12		345,464
29	6.49%, 10/5/12		28,318
44	6.52%, 10/5/12		42,477
144	6.73%, 10/5/12 (b)		139,126
50	6.75%, 10/5/12		48,140
2,970	HCA, Inc., 7.08%, 11/16/13, Term B		2,865,925
	Healthsouth Corp.,
6	7.345%, 2/2/13		5,948
838	7.75%, 3/10/13		802,082

			4,640,091

Paper/Paper Products—1.2%
	Georgia-Pacific Corp., Term B,
233	6.58%, 12/20/12		222,595
286	6.831%, 12/20/12		272,704
2,429	6.896%, 12/20/12		2,317,984

			2,813,283

Waste Disposal—0.1%
	Allied Waste North America, Inc.,
151	4.60%, 3/28/14		144,954
17	6.15%, 3/28/14, Term B		16,199
10	6.36%, 3/28/14, Term B		9,330
9	6.42%, 3/28/14, Term B		8,836
55	6.48%, 3/28/14, Term B		53,015
92	6.50%, 3/28/14, Term B		88,358
64	6.88%, 3/28/14, Term B		61,850

			382,542

	Total Senior Loans (cost—$16,425,449)		15,912,024

SOVEREIGN DEBT OBLIGATIONS—1.8%
Ukraine—1.8%
	Republic of Ukraine,
2,000	6.875%, 3/4/11	B1/BB-	2,043,400
2,000	7.65%, 6/11/13	B1/BB-	2,119,600

	Total Sovereign Debt Obligations (cost—$4,209,441)		4,163,000

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—1.0%
South Carolina—0.2%
$347	Tobacco Settlement Rev. Management Auth., 7.666%, 5/15/16	Baa2/BBB	$347,759

West Virginia—0.8%
2,000	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47	Baa3/BBB	1,923,300

	Total Municipal Bonds & Notes (cost—$2,235,366)		2,271,059

SHORT-TERM INVESTMENTS—11.4%
U.S. Treasury Bills(h)—7.7%
18,500	3.10%-3.20%, 2/28/08-3/13/08 (cost—$18,392,356)		18,327,314

Corporate Notes—3.5%
Financial Services—3.0%
2,000	SLM Corp., 3.625%, 3/17/08	Baa1/BBB-	1,983,356
5,000	VTB Capital S.A., 5.494%, 8/1/08, FRN (a)(d)	A2/BBB+	4,956,250

			6,939,606

Insurance—0.5%
1,000	Mystic Re Ltd., 11.381%, 12/5/08, FRN (a)(b)(d)	NR/BB+	1,012,150
250	Shackleton Reinsurance Ltd., 12.96%, 2/7/08, FRN (a)(b)(d)	NR/NR	250,947

			1,263,097

	Total Corporate Notes (cost—$8,239,578)		8,202,703

Repurchase Agreement—0.2%
521	State Street Bank & Trust Co., dated 12/31/07, 3.90%, due 1/2/08, proceeds $521,113; collateralized by Fannie Mae, 6.00%, due 2/6/17, valued at $545,653 including accrued interest (cost—$521,000)		521,000

	Total Short-Term Investments (cost—$27,152,934)		27,051,017

Contracts/ Notional Amount

OPTIONS PURCHASED (i)—2.5%
	Call Options—2.2%
314,500,000	9-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 4.66%, expires 2/21/08	5,046,813

	Put Options—0.3%
314,500,000	9-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 5.84%, expires 2/21/08	17,864

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2007 (unaudited)

Contracts/ Notional Amount		Value*

	Fannie Mae (OTC),
12,000,000	strike price $86.47, expires 2/5/08	$—
3,000,000	strike price $86.59, expires 2/5/08	—
20,500,000	strike price $88, expires 2/5/08	—
	Financial Future Euro—90 day (CME),
425	strike price $93, expires 6/16/08	1
	Freddie Mac (OTC),
2,000,000	strike price $88, expires 3/5/08	9
3,500,000	strike price $89.50, expires 2/5/08	—
12,500,000	strike price $91, expires 2/5/08	—
11,000,000	strike price $93, expires 2/5/08	—
	S&P 500 Index (CBOE),
280	strike price $700, expires 3/20/08	—
47	strike price $750, expires 3/19/08	588
326	strike price $1,415, expires 1/18/08	749,800

		768,262

	Total Options Purchased (cost—$4,244,148)	5,815,075

	Total Investments before options written
	(cost—$336,207,142)—141.0%	333,493,669

OPTIONS WRITTEN (i)—(0.7)%
	Call Options—(0.7)%
	S&P 500 Index (CBOE),
326	strike price $1,490, expires 1/18/08
	(premium received—$2,393,026)	(1,638,150)

	Total Investments net of options written
	(cost—$333,814,116)—140.3%	331,855,519
	Other liabilities in excess of other assets—(40.3)%	(95,252,405)

	Net Assets—100.0%	$236,603,114

Notes to Schedule of Investments:

•

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, or persons acting at their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any;(4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until at the settlement forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $61,739,598, representing 26.09% of net assets.

(b)	Illiquid security.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2007.

(d)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued security. To be settled/delivered after December 31, 2007.

(f)	Fair-valued security—Securities with an aggregate value of $5,269,288, representing 2.23% of net assets, have been fair-valued.

(g)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated as collateral for options written and/or swaps.

(i)	Non-income producing.

(j)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

	£—	British Pound

	€—	Euros

	¥—	Japanese Yen

ABS	—	Asset-Backed Security

CBOE	—	Chicago Board Options Exchange

CDO	—	Collateralized Debt Obligation

CME	—	Chicago Mercantile Exchange

CMO	—	Collateralized Mortgage Obligation

FRN	—	Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2007.

LIBOR	—	London Inter-Bank Offered Rate

MBS	—	Mortgage-Backed Security

NR	—	Not Rated

OTC	—	Over-the-Counter

TBA	—	To Be Announced

VRN	—

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2007.

Other Investments:

(1) Futures contracts outstanding at December 31, 2007:

_____	Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation
Long:	S&P 500 Index	231	$85,308	3/19/08	$613,187
	S&P 500 Index	477	35,231	3/20/08	254,518

					$867,705

(2) Transactions in options written for the nine months ended December 31, 2007:

	Contracts	Premiums
Options outstanding, March 31, 2007	300	$1,708,881
Options written	2,833	20,517,084
Options terminated in closing transactions	(1,997)	(12,516,607)
Options exercised	(484)	(4,026,620)
Options expired	(326)	(3,289,712)

Options outstanding, December 31, 2007	326	$2,393,026

(3) Credit default swap contracts outstanding at December 31, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Bank of America
ABS Home Equity Index	$6,000	7/25/45	(1.54)%	$3,560,503
Long Beach Mortgage Loan Trust	738	7/25/33	4.50%	(271,966)
Barclays Bank
Dow Jones CDX	2,500	6/20/12	0.787%	(5,862)
Federation of Russia	4,900	7/20/11	1.65%	(8,315)
Bear Stearns
ABS Home Equity Index	3,000	5/25/46	(2.42)%	2,208,263
Dow Jones CDX	5,000	6/20/08	(0.12)%	12,017
Indymac Home Equity Loan	1,902	6/25/30	(0.45)%	86,136
Midori CDO	1,000	2/15/47	(4.03)%	894,727
Citigroup
ABS Home Equity Index	2,000	5/25/46	1.33%	(1,496,841)
Commercial Industrial Finance	1,000	10/20/20	(2.15)%	197,200
Dow Jones CDX	5,000	6/20/12	0.63%	(41,635)
Credit Suisse First Boston
ABS Home Equity Index	2,000	8/25/37	0.15%	(349,092)
Samis	960	3/20/09	2.30%	1,511
Deutsche Bank
Dow Jones CDX	5,000	12/20/10	(0.65)%	160,325
Dow Jones CDX	2,000	6/20/12	1.035%	(114,629)
Dow Jones CDX	10,000	12/20/12	1.75%	(163,642)
Goldman Sachs
ABS Home Equity Index	3,000	5/25/46	2.42%	(2,174,088)
Commercial Industrial Finance	500	10/20/20	(4.50)%	70,710
Commercial Industrial Finance	1,500	10/11/21	(5.00)%	154,881
HSBC Bank
Republic of Ukraine	5,000	4/20/09	0.70%	(27,493)
JPMorgan Chase
ABS Home Equity Index	3,000	5/25/46	2.42%	(2,187,638)
Lennar Corp.	2,000	12/20/12	5.40%	(58,600)
Merrill Lynch	5,000	3/20/17	(0.40)%	219,573
Qwest Holding	1,000	9/20/10	4.20%	47,083
Windstream	3,000	6/20/12	1.05%	(69,016)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Lehman Brothers
ABS Home Equity Index	$2,000	5/25/46	(1.33)%	$1,574,893
Federal Republic of Brazil	6,000	6/20/16	2.68%	578,214
Morgan Stanley Dean Witter Capital I	5,000	12/20/16	(0.34)%	195,512
Merrill Lynch
Dow Jones CDX	20,000	12/20/11	(0.40)%	375,435
Dow Jones CDX	2,500	6/20/12	0.91%	5,854
Dow Jones CDX	1,000	6/20/12	1.058%	(56,422)
Morgan Stanley
Aegis Asset Backed Securities Trust	2,500	6/25/34	(1.15)%	700,639
Biomet	4,000	9/20/12	2.95%	27,495
Dow Jones CDX	9,000	6/20/17	(0.60)%	234,183
Federal Republic of Brazil	2,000	6/20/15	4.23%	376,264
Federation of Russia	5,000	6/20/15	1.52%	173,641
Gazprom Capital	3,000	12/20/08	1.38%	3,786
Indymac Home Equity Loan	1,903	6/25/30	1.50%	(73,874
Morgan Stanley Dean Witter Capital I	796	8/25/32	2.15%	(438,286
Republic of Panama	5,000	6/20/15	2.75%	417,217
Republic of Peru	5,000	6/20/15	2.90%	489,059
United Mexican States	5,000	6/20/15	1.40%	193,719
UBS
Aegis Asset Backed Securities Trust	2,500	6/25/34	1.50%	(689,371
Wachovia Securities
ABS Home Equity Index	6,000	7/25/45	1.54%	(3,991,753

				$740,317

(4) Interest rate swap agreements outstanding at December 31, 2007:

			Rate Type		Unrealized Appreciation (Depreciation)

	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund
Swap Counterparty

JPMorgan Chase	$900	6/18/13	3-Month USD-LIBOR	4.00%	$223
Royal Bank of Scotland	20,100	6/18/13	3-Month USD-LIBOR	4.00%	169,097
Royal Bank of Scotland	421,100	2/25/17	4.66%	3-Month USD-LIBOR	(5,090,694)
Royal Bank of Scotland	421,100	2/25/17	3-Month USD-LIBOR	5.84%	756,161
UBS	571,900	6/18/25	5.70%	3-Month USD-LIBOR	(21,762,957)
UBS	535,000	6/21/25	3-Month USD-LIBOR	5.70%	48,424,611

					$22,496,441

LIBOR—London Inter-Bank Offered Rate

(5) Total return swap contracts outstanding at December 31, 2007:

Swap Counterparty	Fund Receives	Fund Pays	Termination Date	Notional Amount	Unrealized Depreciation

Barclays Bank	MSCI Daily Total Return EAFE	3 month LIBOR plus 0.25%	10/31/08	$128,999,986	$(3,846,675)

EAFE—Europe, Australasia, and Far East Index
LIBOR—London Inter-Bank Offered Rate
MCSI—Morgan Stanley Capital International

The Fund received $12,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(6) Forward foreign currency contracts outstanding at December 31, 2007:

	U.S.$ Value Origination Date	U.S.$ Value December 31, 2007	Unrealized Appreciation
Sold:
4,387,000 Euro settling 1/17/08	$6,426,121	$6,416,011	$10,110
1,200,000 British Pound settling 1/31/08	2,416,883	2,386,596	30,287
160,000,000 Japanese Yen settling 2/7/08	1,441,454	1,438,234	3,220

			$43,617

(6) Open reverse repurchase agreements at December 31, 2007:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Brothers	5.30%	12/5/07	1/14/08	$34,946,362	$34,808,000

Collateral for open reverse repurchase agreement at December 31, 2007 as reflected in the Schedule of Investments:

Counterparty	Description	Rate	Maturity Date	Par	Market Value (including interest)
Lehman Brothers	Fannie Mae	6.00%	3/1/30	$7,980,698	$8,178,181
	Fannie Mae	6.00%	5/25/31	6,845,921	7,074,589
	Freddie Mac	6.50%	4/1/35	5,457,660	5,666,600
	Freddie Mac	6.50%	2/1/36	11,019,115	11,420,206
	Freddie Mac	7.00%	6/15/31	5,472,507	5,743,975

					$38,083,551

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Global StocksPLUS & Income Fund

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: February 28, 2008

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: February 28, 2008

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: February 28, 2008